Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
The effect of derivative instruments on the consolidated statements of income, pre-tax,
for fiscal 2018 is as follows.
(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(114)	Finance revenues/Interest expense	¥132	—	¥0
Foreign exchange contracts	(566)	Other (income) and expense	(20)	—	0
Foreign currency swap agreements	5,620	Finance revenues/Interest expense/Other (income) and expense	3,910	Other (income) and expense	(1,124)
(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(393)	Finance revenues/Interest expense	¥393	Finance revenues/Interest expense

Foreign exchange contracts	956	Other (income) and expense	(956)	Other (income) and expense

Foreign currency swap agreements	1,147	Other (income) and expense	(1,147)	Other (income) and expense
(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(14,300)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(3,559)	—	¥0
Borrowings and bonds in foreign currencies	8,746	—	0	—	0
(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥1,420	Other (income) and expense
Futures	(5,819)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	(6,626)	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense
Credit derivatives held	(4)	Other (income) and expense
Options held/written and other	(291)	Other (income) and expense Life insurance premiums and related investment income*

*	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2018 (see Note 26 “Life Insurance Operations”).
The effect of derivative instruments on the consolidated statements of income, pre-tax,
for fiscal 2019 is as follows.
(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(4,313)	Finance revenues/Interest expense	¥157	—	¥0
Foreign exchange contracts	115	Other (income) and expense	(156)	—	0
Foreign currency swap agreements	(1,816)	Finance revenues/Interest expense/Other (income) and expense	(639)	—	0
(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(8,448)	Finance revenues/Interest expense	¥8,448	Finance revenues/Interest expense
Foreign exchange contracts	(5,538)	Other (income) and expense	5,403	Other (income) and expense
(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥4,850	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(2,540)	—	¥0
Borrowings and bonds in foreign currencies	(5,963)	—	0	—	0
(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥832	Other (income) and expense
Futures	(912)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	(6,589)	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense
Credit derivatives held	105	Other (income) and expense
Options held/written and other	710	Other (income) and expense Life insurance premiums and related investment income*

*	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2019 (see Note 26 “Life Insurance Operations”).
The effect of derivative instruments on the consolidated statements of income, pre-tax,
for fiscal 2020 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥(11,506)	¥775	¥0
Foreign exchange contracts	(241)	(119)	457
Foreign currency swap agreements	3,851	413	(4,349)
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense

Interest rate swap agreements	¥(19,805)	¥0	¥18,955	¥0
Foreign exchange contracts	3,656	(187)	(3,294)	244
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income (Millions of yen)
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Write-downs of securities	Interest expense
Foreign exchange contracts	¥15,273	¥1,594	¥2,759	¥4,595
Borrowings and bonds in foreign currencies	13,489	0	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative (Millions of yen)
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥7	¥159
Futures	1,257	0	(1,843)
Foreign exchange contracts	204	4,803	(1,840)
Credit derivatives held	0	0	(6)
Options held/written and other	402	0	4,481

*	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2020 (see Note 26 “Life Insurance Operations”).
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2020 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses)
	Other (income) and expense	Interest expense	Life insurance premiums and related investment income
Foreign exchange contracts	¥0	¥3	¥(3,020)
Options held/written and other	29	0	0
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount at March 31, 2020 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities*	¥320,344	¥24,397	—	¥0	¥0

*	Accumulated fair value hedge adjustments of ¥(1,599) million are included for hedged items for which hedge accounting has been discontinued.

Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting
Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2019 and 2020 are as follows.
March 31, 2019

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥498,874	¥11	Other Assets	¥17,320	Other Liabilities
Futures, foreign exchange contracts	505,909	1,888	Other Assets	3,177	Other Liabilities
Foreign currency swap agreements	65,575	1,203	Other Assets	364	Other Liabilities
Foreign currency long-term debt	641,127	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥60,657	¥127	Other Assets	¥119	Other Liabilities
Options held/written and other*	556,668	11,140	Other Assets	2,809	Other Liabilities
Futures, foreign exchange contracts*	320,710	1,119	Other Assets	2,159	Other Liabilities
Credit derivatives held	262	7	Other Assets	10	Other Liabilities

*	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥34,701 million, futures contracts of ¥37,359 million and foreign exchange contracts of ¥13,171 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2019, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥206 million, ¥248 million and ¥30 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥258 million and ¥173 million at March 31, 2019, respectively.
December 31, 2020

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥494,893	¥0	—	¥43,889	Other Liabilities
Options held/written and other	742	28	Other Assets	0	—
Futures, foreign exchange contracts	623,172	7,555	Other Assets	4,365	Other Liabilities
Foreign currency swap agreements	68,840	5,079	Other Assets	137	Other Liabilities
Foreign currency long-term debt	612,536	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥7,644	¥0	—	¥113	Other Liabilities
Options held/written and other*	670,044	21,318	Other Assets	20,004	Other Liabilities
Futures, foreign exchange contracts*	372,948	5,710	Other Assets	5,141	Other Liabilities

*	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥16,754 million, futures contracts of ¥35,875 million and foreign exchange contracts of ¥16,656 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2020, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥598 million, ¥165 million and ¥111 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥1,564 million and ¥178 million at March 31, 2020, respectively.